Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0000900422
Registrant Name	FRANKLIN MUNICIPAL OPPORTUNITIES TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES